Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000202747 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Class W Shares
Trading Symbol	TBBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.77% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	4.77%	0.98%	2.76%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 10,171,187,634
Holdings Count | Holding	1,914
Advisory Fees Paid, Amount	$ 28,812,835
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$ 10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

Holdings [Text Block]
(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033991 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TIDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$54	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.33% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.33%	0.45%	1.99%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,171,187,634
Holdings Count | Holding	1,914
Advisory Fees Paid, Amount	$ 28,812,835
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

Holdings [Text Block]

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014635 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.28%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.48% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.48%	0.69%	2.24%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,171,187,634
Holdings Count | Holding	1,914
Advisory Fees Paid, Amount	$ 28,812,835
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

Holdings [Text Block]

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079556 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TIDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$44	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.44% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.44%	0.56%	2.08%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,171,187,634
Holdings Count | Holding	1,914
Advisory Fees Paid, Amount	$ 28,812,835
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

Holdings [Text Block]

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162549 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Class I Shares
Trading Symbol	TIBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.33% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•  An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•  Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•  Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•  Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.33%	0.55%	2.13%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,171,187,634
Holdings Count | Holding	1,914
Advisory Fees Paid, Amount	$ 28,812,835
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

Holdings [Text Block]
(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033992 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Bond Fund
Class Name	Class A Shares
Trading Symbol	TIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Bond Fund returned 4.26% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities and an overweight to emerging-markets debt.

•
Security selection, especially within investment-grade corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.26%	0.40%	1.94%

Class A at maximum sales charge (Offering Price)	0.35%	(0.36)%	1.55%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,171,187,634
Holdings Count | Holding	1,914
Advisory Fees Paid, Amount	$ 28,812,835
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$10,171,187,634

Total number of portfolio holdings	1,914

Portfolio turnover (%)	113%

Total management fees paid for the year	$ 28,812,835

Holdings [Text Block]

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033995 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Class A Shares
Trading Symbol	TIRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$46	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%	[7]
Net Assets	$ 2,026,725,366
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,106,457
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162551 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Class I Shares
Trading Symbol	TMHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$15	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%	[8]
Net Assets	$ 2,026,725,366
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,106,457
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079558 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Premier Class Shares
Trading Symbol	TPPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$28	0.27%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[9]
Net Assets	$ 2,026,725,366
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,106,457
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014638 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Class R6 Shares
Trading Symbol	TCIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.12%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%	[10]
Net Assets	$ 2,026,725,366
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,106,457
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033994 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Money Market Fund
Class Name	Retirement Class Shares
Trading Symbol	TIEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.37%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%	[11]
Net Assets	$ 2,026,725,366
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,106,457
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,026,725,366

Total number of portfolio holdings	73

Total management fees paid for the year	$ 2,106,457

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202755 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Class W Shares
Trading Symbol	TCTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.78% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	4.78%	3.11%	3.28%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,734,899,596
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 4,521,242
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033275 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.51%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.25% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.25%	2.57%	2.37%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,734,899,596
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 4,521,242
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033276 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.26%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.51%	2.82%	2.62%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,734,899,596
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 4,521,242
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079571 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TSTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.35% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.35%	2.67%	2.47%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,734,899,596
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 4,521,242
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162566 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Class I Shares
Trading Symbol	TCTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.37% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•  Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•  An overweight to corporate bonds.

•
Top detractors from relative performance

•  Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.37%	2.75%	2.56%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,734,899,596
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 4,521,242
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$4,521,242

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000033274 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Fund
Class Name	Class A Shares
Trading Symbol	TCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Fund returned 4.17% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
Out‑of‑benchmark exposure to mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities.

•
An overweight to corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.17%	2.52%	2.32%

Class A at maximum sales charge (Offering Price)	1.56%	2.01%	2.06%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,734,899,596
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 4,521,242
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$1,734,899,596

Total number of portfolio holdings	293

Portfolio turnover (%)	189%

Total management fees paid for the year	$ 4,521,242

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033277 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Class A Shares
Trading Symbol	TIYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$70	0.68%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Fund returned 7.17% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•
Top contributors to relative performance

•
Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•
Security selection within the software/services industry.

•
Security selection within the health facilities industry.

•
Top detractors from relative performance

•
Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•
Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•
Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.17%	4.11%	5.32%

Class A at maximum sales charge (Offering Price)	2.04%	3.09%	4.81%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,186,139,486
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 7,149,632
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 7,149,632

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162567 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Class I Shares
Trading Symbol	TIHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$52	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Fund returned 7.36% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•
Top contributors to relative performance

•  Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•  Security selection within the software/services industry.

•  Security selection within the health facilities industry.

•
Top detractors from relative performance

•  Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•  Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•  Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.36%	4.27%	5.49%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,186,139,486
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 7,149,632
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 7,149,632

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079572 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Premier Class Shares
Trading Symbol	TIHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$53	0.51%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%	[20]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Fund returned 7.35% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•
Top contributors to relative performance

•
Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•
Security selection within the software/services industry.

•
Security selection within the health facilities industry.

•
Top detractors from relative performance

•
Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•
Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•
Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	7.35%	4.27%	5.47%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,186,139,486
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 7,149,632
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 7,149,632

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033279 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Class R6 Shares
Trading Symbol	TIHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$37	0.36%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[21]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen High Yield Fund returned 7.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•	Top contributors to relative performance

•	Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•	Security selection within the software/services industry.

•	Security selection within the health facilities industry.

•	Top detractors from relative performance

•	Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•	Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•	Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	7.51%	4.40%	5.62%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,186,139,486
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 7,149,632
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,149,632

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033278 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Retirement Class Shares
Trading Symbol	TIHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$63	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen High Yield Fund returned 7.25% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•	Top contributors to relative performance
•	Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.
•	Security selection within the software/services industry.
•	Security selection within the health facilities industry.
•	Top detractors from relative performance
•	Security selection and an overweight position in the rail industry, including an overweight to Brightline East.
•	Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.
•	Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.25%	4.15%	5.35%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	5.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,186,139,486
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 7,149,632
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,149,632

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202756 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Fund
Class Name	Class W Shares
Trading Symbol	TIHWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen High Yield Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Fund returned 7.90% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 7.04%.

•
Top contributors to relative performance

•
Security selection within the specialty retail industry, driven by an overweight to The Michaels Companies.

•
Security selection within the software/services industry.

•
Security selection within the health facilities industry.

•
Top detractors from relative performance

•
Security selection and an overweight position in the rail industry, including an overweight to Brightline East.

•
Security selection within the telecom – wireline integrated & services industry, including an overweight to LCPR Financing.

•
Security selection within the building materials industry, including an overweight to Cornerstone Building Brands, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	7.90%	4.77%	4.99%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	7.04%	3.95%	4.90%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,186,139,486
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 7,149,632
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$ 2,186,139,486

Total number of portfolio holdings	370

Portfolio turnover (%)	48%

Total management fees paid for the year	$ 7,149,632

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio Manager Updates: Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202758 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Class W Shares
Trading Symbol	TCBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 4.79% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.

•
Security selection, especially within corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	4.79%	1.25%	3.00%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,420,052,522
Holdings Count | Holding	1,605
Advisory Fees Paid, Amount	$ 13,064,399
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$ 4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$ 13,064,399

Holdings [Text Block]

(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033284 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.54%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen Core Plus Bond Fund returned 4.23% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•	Top contributors to relative performance
•	An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.
•	An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.
•	Security selection, especially within corporate bonds and commercial mortgage-backed securities.
•	Top detractors from relative performance
•	Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.23%	0.68%	2.27%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,420,052,522
Holdings Count | Holding	1,605
Advisory Fees Paid, Amount	$ 13,064,399
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$13,064,399

Holdings [Text Block]
(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033285 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen Core Plus Bond Fund returned 4.49% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•	Top contributors to relative performance
•	An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.
•	An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.
•	Security selection, especially within corporate bonds and commercial mortgage-backed securities.
•	Top detractors from relative performance
•	Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.49%	0.95%	2.53%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 4,420,052,522
Holdings Count | Holding	1,605
Advisory Fees Paid, Amount	$ 13,064,399
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$13,064,399

Holdings [Text Block]
(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079574 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TBPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$46	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 4.33% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.

•
Security selection, especially within corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.33%	0.77%	2.37%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/mutual‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 4,420,052,522
Holdings Count | Holding	1,605
Advisory Fees Paid, Amount	$ 13,064,399
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$ 13,064,399

Holdings [Text Block]
(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162569 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Class I Shares
Trading Symbol	TCBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.36%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 4.41% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•
An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.

•
Security selection, especially within corporate bonds and commercial mortgage-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.41%	0.85%	2.45%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,420,052,522
Holdings Count | Holding	1,605
Advisory Fees Paid, Amount	$ 13,064,399
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$ 13,064,399

Holdings [Text Block]
(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033283 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond Fund
Class Name	Class A Shares
Trading Symbol	TCBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	0.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen Core Plus Bond Fund returned 4.14% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•	Top contributors to relative performance
•	An overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.
•	An overweight to emerging-markets debt and out‑of‑benchmark exposure to non‑agency mortgage-backed securities.
•	Security selection, especially within corporate bonds and commercial mortgage-backed securities.
•	Top detractors from relative performance
•	Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.14%	0.62%	2.20%

Class A at maximum sales charge (Offering Price)	0.24%	(0.14)%	1.81%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,420,052,522
Holdings Count | Holding	1,605
Advisory Fees Paid, Amount	$ 13,064,399
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$4,420,052,522

Total number of portfolio holdings	1,605

Portfolio turnover (%)	121%

Total management fees paid for the year	$13,064,399

Holdings [Text Block]
(1) Affiliated investment.
(2) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033286 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class Name	Class A Shares
Trading Symbol	TIXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund returned 4.15% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg 10‑Year Municipal Bond Index, which returned 4.81%.

•	Top contributors to relative performance
•	Security selection in the lease backed and local GO sectors.
•	An overweight to the housing sector.
•	Exposure to the utility and education sectors.
•	Top detractors from relative performance
•	Exposure to the state GO, special tax and water/sewer sectors.
•	Yield curve positioning.
•	Security selection in the industrial development, health care and transportation sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.15%	0.31%	1.60%

Class A at maximum sales charge (Offering Price)	1.00%	(0.31)%	1.30%

Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

Bloomberg 10‑Year Municipal Bond Index	4.81%	1.00%	2.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 192,196,208
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 491,983
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$192,196,208

Total number of portfolio holdings	187

Portfolio turnover (%)	14%

Total management fees paid for the year	$491,983

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162570 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class Name	Class I Shares
Trading Symbol	TIXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$35	0.34%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund returned 4.41% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg 10‑Year Municipal Bond Index, which returned 4.81%.

•
Top contributors to relative performance

•
Security selection in the lease backed and local GO sectors.

•
An overweight to the housing sector.

•
Exposure to the utility and education sectors.

•
Top detractors from relative performance

•
Exposure to the state GO, special tax and water/sewer sectors.

•
Yield curve positioning.

•
Security selection in the industrial development, health care and transportation sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.41%	0.50%	1.81%

Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

Bloomberg 10‑Year Municipal Bond Index	4.81%	1.00%	2.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 192,196,208
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 491,983
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$192,196,208

Total number of portfolio holdings	187

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 491,983

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033287 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$31	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund returned 4.45% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg 10‑Year Municipal Bond Index, which returned 4.81%.

•
Top contributors to relative performance

•
Security selection in the lease backed and local GO sectors.

•
An overweight to the housing sector.

•
Exposure to the utility and education sectors.

•
Top detractors from relative performance

•
Exposure to the state GO, special tax and water/sewer sectors.

•
Yield curve positioning.

•
Security selection in the industrial development, health care and transportation sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.45%	0.58%	1.88%

Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

Bloomberg 10‑Year Municipal Bond Index	4.81%	1.00%	2.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 192,196,208
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 491,983
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$192,196,208

Total number of portfolio holdings	187

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 491,983

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202762 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Class W Shares
Trading Symbol	TBIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Class W Shares at net asset value (NAV) was 4.39% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	4.39%	0.31%	2.07%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 21,161,202,913
Holdings Count | Holding	8,530
Advisory Fees Paid, Amount	$ 14,535,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$ 21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Class R6 Shares
Trading Symbol	TBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$7	0.07%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 4.32% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.32%	0.25%	1.58%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 21,161,202,913
Holdings Count | Holding	8,530
Advisory Fees Paid, Amount	$ 14,535,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 4.06% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.06%	0.01%	1.34%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 21,161,202,913
Holdings Count | Holding	8,530
Advisory Fees Paid, Amount	$ 14,535,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Premier Class Shares
Trading Symbol	TBIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.22%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 4.17% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.17%	0.10%	1.43%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 21,161,202,913
Holdings Count | Holding	8,530
Advisory Fees Paid, Amount	$ 14,535,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162579 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Class I Shares
Trading Symbol	TBIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.17%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Class I Shares at net asset value (NAV) was 4.22% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.22%	0.15%	1.48%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 21,161,202,913
Holdings Count | Holding	8,530
Advisory Fees Paid, Amount	$ 14,535,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079526 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Bond Index Fund
Class Name	Class A Shares
Trading Symbol	TBILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Bond Index Fund’s total return for Class A Shares at net asset value (NAV) was 3.98% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.35%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.98%	(0.07)%	1.26%

Class A at maximum sales charge (Offering Price)	0.05%	(0.82)%	0.88%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 21,161,202,913
Holdings Count | Holding	8,530
Advisory Fees Paid, Amount	$ 14,535,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$21,161,202,913

Total number of portfolio holdings	8,530

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 14,535,016

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000117723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Class A Shares
Trading Symbol	TSBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$69	0.67%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.63% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset‑backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.63%	0.26%	1.79%

Class A at maximum sales charge (Offering Price)	0.70%	(0.51)%	1.41%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,491,858,652
Holdings Count | Holding	1,103
Advisory Fees Paid, Amount	$ 22,807,929
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$ 22,807,929

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162598 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Class I Shares
Trading Symbol	TSBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$42	0.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.68% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.68%	0.46%	1.99%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,491,858,652
Holdings Count | Holding	1,103
Advisory Fees Paid, Amount	$ 22,807,929
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$22,807,929

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000117722 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TSBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$51	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.70% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.70%	0.35%	1.91%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,491,858,652
Holdings Count | Holding	1,103
Advisory Fees Paid, Amount	$ 22,807,929
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$22,807,929

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000117721 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$36	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%	[42]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.86% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.86%	0.52%	2.07%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,491,858,652
Holdings Count | Holding	1,103
Advisory Fees Paid, Amount	$ 22,807,929
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$ 22,807,929

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000117724 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Impact Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TSBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$61	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Impact Bond Fund returned 4.60% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.35%.

•
Top contributors to relative performance

•
An overweight to corporate bonds, including a small out‑of‑benchmark allocation to high-yield corporate bonds, out‑of‑benchmark exposure to non‑agency mortgage-backed securities, and a corresponding underweight to U.S. Treasuries.

•
Security selection within investment-grade corporate bonds and commercial mortgage-backed securities (CMBS).

•
An out‑of‑benchmark allocation to municipal bonds, as well as overweights to government credit securities, CMBS, and asset-backed securities.

•
Top detractors from relative performance

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.60%	0.27%	1.81%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,491,858,652
Holdings Count | Holding	1,103
Advisory Fees Paid, Amount	$ 22,807,929
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$7,491,858,652

Total number of portfolio holdings	1,103

Portfolio turnover (%)	143%

Total management fees paid for the year	$ 22,807,929

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202767 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Class W Shares
Trading Symbol	TTBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[44]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Class W Shares at net asset value (NAV) was 3.96% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV matched that of the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	3.96%	2.08%	2.51%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.07%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,448,172,264
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 1,236,379
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,236,379

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158753 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TESHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%	[45]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 3.64% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	3.64%	1.75%	1.67%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,448,172,264
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 1,236,379
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$1,236,379

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158750 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Class R6 Shares
Trading Symbol	TNSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$7	0.07%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%	[46]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 3.89% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	3.89%	2.00%	1.93%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,448,172,264
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 1,236,379
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,236,379

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158751 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Premier Class Shares
Trading Symbol	TPSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$24	0.24%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%	[47]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 3.72% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	3.72%	1.83%	1.75%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,448,172,264
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 1,236,379
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,236,379

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162603 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Class I Shares
Trading Symbol	TTBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.19%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%	[48]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Class I Shares at net asset value (NAV) was 3.87% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.87%	1.87%	1.81%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,448,172,264
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 1,236,379
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$1,236,379

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158752 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Term Bond Index Fund
Class Name	Class A Shares
Trading Symbol	TRSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.39%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%	[49]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Term Bond Index Fund’s total return for Class A Shares at net asset value (NAV) was 3.67% for the 12 months ended March 31, 2026. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 3.96%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.67%	1.67%	1.59%

Class A at maximum sales charge (Offering Price)	1.05%	1.15%	1.33%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,448,172,264
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 1,236,379
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$2,448,172,264

Total number of portfolio holdings	995

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,236,379

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205813 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Class A Shares
Trading Symbol	TGROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$78	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%	[50]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.14% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class A Shares at NAV (excluding maximum sales charge)	4.14%	0.45%	2.35%

Class A at maximum sales charge (Offering Price)	0.29%	(0.31)%	1.83%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 184,532,910
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 721,762
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 721,762

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205815 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Class I Shares
Trading Symbol	TGRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$52	0.51%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%	[51]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.40% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class I Shares at NAV	4.40%	0.70%	2.60%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 184,532,910
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 721,762
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 721,762

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205812 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TGRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$58	0.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%	[52]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.33% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Premier Class Shares at NAV	4.33%	0.63%	2.51%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 184,532,910
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 721,762
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 721,762

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205811 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$43	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%	[53]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.49% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class R6 Shares at NAV	4.49%	0.78%	2.66%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 184,532,910
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 721,762
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$721,762

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205814 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Green Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TGRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$68	0.67%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%	[54]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Green Bond Fund returned 4.23% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 4.66%.

•
Top contributors to relative performance

•
An out‑of‑benchmark allocation to high-yield corporate bonds.

•
Security selection and an overweight to commercial mortgage-backed securities.

•
Out‑of‑benchmark exposure to municipal bonds and asset-backed securities.

•
Top detractors from relative performance

•
Exposure to government-agency and -credit securities, particularly emerging-markets debt.

•
Yield curve positioning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Retirement Class Shares at NAV	4.23%	0.55%	2.47%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg MSCI U.S. Green Bond Index	4.66%	0.95%	2.80%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 184,532,910
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 721,762
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$184,532,910

Total number of portfolio holdings	254

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 721,762

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205819 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TSDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$60	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%	[55]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.35% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Retirement Class Shares at NAV	4.35%	2.31%	2.83%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 347,309,345
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 469,315
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205816 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TSDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$35	0.34%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%	[56]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.60% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class R6 Shares at NAV	4.60%	2.56%	3.08%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 347,309,345
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 469,315
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205817 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$50	0.49%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%	[57]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.54% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Premier Class Shares at NAV	4.54%	2.43%	2.94%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 347,309,345
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 469,315
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205820 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Class I Shares
Trading Symbol	TSDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.38%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%	[58]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.45% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class I Shares at NAV	4.45%	2.50%	3.03%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 347,309,345
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 469,315
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000205818 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration Impact Bond Fund
Class Name	Class A Shares
Trading Symbol	TSDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$67	0.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%	[59]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration Impact Bond Fund returned 4.26% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 3.96%.

•
Top contributors to relative performance

•
An overweight position and security selection in corporate bonds.

•
Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and municipal bonds.

•
Overweights to government-credit and -agency securities.

•
Top detractors from relative performance

•
Yield curve positioning in U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (11/16/18)

Class A Shares at NAV (excluding maximum sales charge)	4.26%	2.27%	2.79%

Class A at maximum sales charge (Offering Price)	1.64%	1.76%	2.43%

Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.15%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	3.96%	2.04%	2.49%

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 347,309,345
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 469,315
Investment Company Portfolio Turnover	305.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$347,309,345

Total number of portfolio holdings	268

Portfolio turnover (%)	305%

Total management fees paid for the year	$ 469,315

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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